Schedule of stock options outstanding (Details)	Jul. 31, 2019 Year Share	Jul. 31, 2018 Share	Jul. 31, 2017 Share
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding | Share	24,288,919	14,388,066	5,748,169
Weighted average remaining contractual life (years) | Year	8.49
Number exercisable | Share	6,379,908
Weighted average remaining contractual life (years) | Year	6.48
Exercise price 0.58
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding | Share	372,900
Weighted average remaining contractual life (years) | Year	0.08
Number exercisable | Share	363,000
Weighted average remaining contractual life (years) | Year	0.30
Exercise price 0.75
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding | Share	1,228,750
Weighted average remaining contractual life (years) | Year	0.34
Number exercisable | Share	1,013,750
Weighted average remaining contractual life (years) | Year	1.07
Exercise price 1.27
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding | Share	522,620
Weighted average remaining contractual life (years) | Year	0.16
Number exercisable | Share	322,053
Weighted average remaining contractual life (years) | Year	0.37
Exercise price 3.15
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding | Share	4,748
Weighted average remaining contractual life (years) | Year	0
Number exercisable | Share	4,748
Weighted average remaining contractual life (years) | Year	0
Exercise Price 6.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding | Share	891,833
Weighted average remaining contractual life (years) | Year	0.04
Number exercisable | Share	891,833
Weighted average remaining contractual life (years) | Year	0.14
Exercise price 1.37
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding | Share	352,866
Weighted average remaining contractual life (years) | Year	0.12
Number exercisable | Share	82,304
Weighted average remaining contractual life (years) | Year	0.10
Exercise price 2.48
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding | Share	86,332
Weighted average remaining contractual life (years) | Year	0.03
Number exercisable | Share	22,342
Weighted average remaining contractual life (years) | Year	0.03
Exercise price 2.69
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding | Share	853,333
Weighted average remaining contractual life (years) | Year	0.29
Number exercisable | Share	313,335
Weighted average remaining contractual life (years) | Year	0.41
Exercise price 4.24
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding | Share	258,000
Weighted average remaining contractual life (years) | Year	0.09
Number exercisable | Share	122,519
Weighted average remaining contractual life (years) | Year	0.16
Exercise Price 17.37
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding | Share	253,270
Weighted average remaining contractual life (years) | Year	0.04
Number exercisable | Share	253,270
Weighted average remaining contractual life (years) | Year	0.14
Exercise price 3.89
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding | Share	325,000
Weighted average remaining contractual life (years) | Year	0.12
Number exercisable | Share	135,418
Weighted average remaining contractual life (years) | Year	0.18
Exercise price 16.58
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding | Share	31,659
Weighted average remaining contractual life (years) | Year	0
Number exercisable | Share	15,828
Weighted average remaining contractual life (years) | Year	0
Exercise price 16.74
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding | Share	56,985
Weighted average remaining contractual life (years) | Year	0
Number exercisable | Share	28,488
Weighted average remaining contractual life (years) | Year	0.01
Exercise price 4.27
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding | Share	879,002
Weighted average remaining contractual life (years) | Year	0.32
Number exercisable | Share	366,852
Weighted average remaining contractual life (years) | Year	0.50
Exercise price 16.10
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding | Share	63,319
Weighted average remaining contractual life (years) | Year	0
Number exercisable | Share	63,319
Weighted average remaining contractual life (years) | Year	0
Exercise price 4.89
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding | Share	5,513,497
Weighted average remaining contractual life (years) | Year	2.03
Number exercisable | Share	2,046,567
Weighted average remaining contractual life (years) | Year	2.87
Exercise price 5.14
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding | Share	107,666
Weighted average remaining contractual life (years) | Year	0.04
Number exercisable | Share	35,680
Weighted average remaining contractual life (years) | Year	0.05
Exercise price 10.42
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding | Share	162,295
Weighted average remaining contractual life (years) | Year	0.01
Number exercisable | Share	138,549
Weighted average remaining contractual life (years) | Year	0.04
Exercise price 10.42
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding | Share	142,467
Weighted average remaining contractual life (years) | Year	0.01
Number exercisable | Share	71,230
Weighted average remaining contractual life (years) | Year	0.02
Exercise price 11.84
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding | Share	44,322
Weighted average remaining contractual life (years) | Year	0
Number exercisable | Share	11,079
Weighted average remaining contractual life (years) | Year	0
Exercise price 7.93
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding | Share	1,058,500
Weighted average remaining contractual life (years) | Year	0.40
Number exercisable | Share	0
Weighted average remaining contractual life (years) | Year	0
Exercise price 8.21
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding | Share	94,979
Weighted average remaining contractual life (years) | Year	0.01
Number exercisable | Share	23,744
Weighted average remaining contractual life (years) | Year	0.01
Exercise price 5.92
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding | Share	310,000
Weighted average remaining contractual life (years) | Year	0.12
Number exercisable | Share	0
Weighted average remaining contractual life (years) | Year	0
Exercise price 5.09
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding | Share	276,500
Weighted average remaining contractual life (years) | Year	0.11
Number exercisable | Share	54,000
Weighted average remaining contractual life (years) | Year	0.08
Exercise price 6.94
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding | Share	94,979
Weighted average remaining contractual life (years) | Year	0.02
Number exercisable | Share	0
Weighted average remaining contractual life (years) | Year	0
Exercise price 8.84
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding | Share	94,979
Weighted average remaining contractual life (years) | Year	0.02
Number exercisable | Share	0
Weighted average remaining contractual life (years) | Year	0
Exercise price 7.13
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding | Share	1,136,000
Weighted average remaining contractual life (years) | Year	0.45
Number exercisable | Share	0
Weighted average remaining contractual life (years) | Year	0
Exercise price 7.46
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding | Share	3,333,333
Weighted average remaining contractual life (years) | Year	1.31
Number exercisable | Share	0
Weighted average remaining contractual life (years) | Year	0
Exercise price 8.50
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding | Share	1,222,500
Weighted average remaining contractual life (years) | Year	0.49
Number exercisable | Share	0
Weighted average remaining contractual life (years) | Year	0
Exercise Price 8.24
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding | Share	857,500
Weighted average remaining contractual life (years) | Year	0.34
Number exercisable | Share	0
Weighted average remaining contractual life (years) | Year	0
Exercise price 6.54
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding | Share	3,408,785
Weighted average remaining contractual life (years) | Year	1.40
Number exercisable | Share	0
Weighted average remaining contractual life (years) | Year	0
Exercise price 5.88
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding | Share	250,000
Weighted average remaining contractual life (years) | Year	0.10
Number exercisable | Share	0
Weighted average remaining contractual life (years) | Year	0